UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

QM U.S. Bond ETF (TAGG)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about QM U.S. Bond ETF (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond ETF	$8	0.08%

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market advanced for the 12-month reporting period and posted positive total returns. The U.S. Treasury yield curve steepened as rate cuts from the Federal Reserve pushed shorter-term yields lower, while concerns about an increasing fiscal deficit contributed to moderately higher longer-term yields.

  The fund’s overweight exposure to securitized credit sectors on a risk-adjusted basis, such as asset-backed and commercial mortgage-backed securities, aided the fund’s results relative to the Bloomberg U.S. Aggregate Bond Index as credit spreads in these shorter-duration sectors tightened relative to Treasuries. Security selection within the corporate bond sector also added value with contributions from a variety of corporate subsectors, including cable operators and banking. The fund also generated more yield, or carry, relative to its benchmark, which was beneficial.

  Duration management weighed on the fund relative to the benchmark. Positioning the fund, at times, to benefit from higher U.S. Treasury yields dragged on performance. The fund’s holdings in agency mortgage-backed securities also detracted over the reporting period.

  The fund seeks to provide a total return that exceeds the performance of the U.S. IG bond market. Over the period, the fund reduced its overall risk profile relative to the benchmark amid stretched valuations in credit markets and pivoted to a neutral stance in agency mortgage-backed securities. We added in areas that we believed looked more attractive, such as high-quality non-agency mortgage-backed securities and collateralized loan obligations. The fund maintained a mostly short-to-neutral duration position versus the benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	ETF (Based on Net Asset Value)	Regulatory/Strategy Benchmark
9/28/21	10,000	10,000
10/31/21	9,992	10,007
1/31/22	9,788	9,796
4/30/22	9,045	9,060
7/31/22	9,152	9,195
10/31/22	8,384	8,438
1/31/23	8,936	8,977
4/30/23	8,979	9,021
7/31/23	8,835	8,885
10/31/23	8,422	8,468
1/31/24	9,123	9,165
4/30/24	8,851	8,889
7/31/24	9,314	9,338
10/31/24	9,334	9,361
1/31/25	9,333	9,355
4/30/25	9,581	9,602
7/31/25	9,632	9,654
10/31/25	9,917	9,938

202505-4541202, 202512-4881097

ETF989-052 12/25

Average Annual Total Returns

Fund	1 Year	Since Inception 9/28/21
QM U.S. Bond ETF (Based on Net Asset Value)	6.24%	-0.20%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	6.16%	-0.15%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,530,703
  Number of Portfolio Holdings1,521
  Investment Advisory Fees Paid (000s)$707
  Portfolio Turnover Rate190.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	34.5%
Corporate Bonds	25.4
U.S. Government & Agency Mortgage-Backed Securities	25.4
Asset-Backed Securities	5.5
Non-U.S. Government Mortgage-Backed Securities	5.0
Foreign Government Obligations & Municipalities	1.4
Municipal Securities	1.4
Short-Term and Other	1.4

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	22.3%
U.S. Treasury Bonds	12.3
Federal National Mortgage Assn.	11.1
Federal Home Loan Mortgage	7.9
Government National Mortgage Assn.	5.8
Benchmark Mortgage Trust	0.8
JPMorgan Chase	0.7
UMBS, TBA	0.7
Bank of America	0.6
Wells Fargo	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

QM U.S. Bond ETF (TAGG)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$34,043	$33,840
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
October 31, 2025
T. ROWE PRICE
TAGG	QM U.S. Bond ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE QM U.S. BOND ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended				9/28/21(1) Through
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
NET ASSET VALUE
Beginning of period	$ 42.39	$ 39.93	$ 41.11	$ 49.96	$ 50.00
Investment activities
Net investment income(2)(3)	1.94	1.82	1.54	0.90	0.06
Net realized and unrealized gain/loss	0.64	2.47	(1.31)	(8.87)	(0.07)
Total from investment activities	2.58	4.29	0.23	(7.97)	(0.01)(4)
Distributions
Net investment income	(1.85)	(1.83)	(1.41)	(0.87)	(0.03)
Net realized gain	-	-	-	(0.01)	-
Total distributions	(1.85)	(1.83)	(1.41)	(0.88)	(0.03)
NET ASSET VALUE
End of period	$ 43.12	$ 42.39	$ 39.93	$ 41.11	$ 49.96

T. ROWE PRICE QM U.S. BOND ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended				9/28/21(1) Through
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Ratios/Supplemental Data
Total return, based on NAV(3)(5)	6.24%	10.84%	0.45%	(16.09)%	(0.08)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.08%	0.08%	0.08%	0.08%	0.08%(6)
Net expenses after waivers/payments by Price Associates	0.08%	0.08%	0.08%	0.08%	0.08%(6)
Net investment income	4.59%	4.29%	3.66%	1.96%	1.29%(6)
Portfolio turnover rate(7)	190.9%	131.2%	211.9%	403.7%	50.9%
Portfolio turnover rate, excluding mortgage dollar roll transactions	35.5%	30.3%	41.7%	35.1%	11.7%
Net assets, end of period (in thousands)	$ 1,530,703	$ 96,437	$ 103,819	$ 35,973	$ 27,477

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(6)	Annualized
(7)	The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

October 31, 2025
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 5.5%
Car Loan 2.3%
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class A2, 4.452%, 6/15/33 (1)	1,249	1,252
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.34%, 9/15/33 (1)	1,445	1,445
ARI Fleet Lease Trust, Series 2025-A, Class A3, 4.46%, 1/17/34 (1)	1,255	1,262
Avis Budget Rental Car Funding AESOP, Series 2025-3A, Class A, 4.17%, 2/20/30 (1)	385	384
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	65	66
CarMax Auto Owner Trust, Series 2025-4, Class A4, 4.08%, 6/16/31	560	558
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	45	44
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	665	669
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 1/10/30	40	40
Carvana Auto Receivables Trust, Series 2024-P4, Class A4, 4.74%, 12/10/30	65	66
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	510	513
Carvana Auto Receivables Trust, Series 2025-P1, Class B, 4.98%, 5/12/31	1,550	1,574
Carvana Auto Receivables Trust, Series 2025-P2, Class A4, 4.75%, 6/10/31	1,340	1,362
Chase Auto Owner Trust, Series 2025-1A, Class A3, 4.29%, 6/25/30 (1)	1,135	1,142
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%, 6/15/29 (1)	1,224	1,209
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	36	37
Enterprise Fleet Financing, Series 2024-4, Class A2, 4.69%, 7/20/27 (1)	42	42
Enterprise Fleet Financing, Series 2024-4, Class A4, 4.70%, 6/20/31 (1)	50	51

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Enterprise Fleet Financing, Series 2025-3, Class A3, 4.46%, 9/20/29 (1)	1,330	1,343
Exeter Automobile Receivables Trust, Series 2025-2A, Class A3, 4.74%, 1/16/29	920	923
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 5/15/30	1,000	1,001
Exeter Select Automobile Receivables Trust, Series 2025-1, Class B, 4.87%, 8/15/31	990	1,001
Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, 8/15/30	880	884
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	2,605	2,623
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35 (1)	100	102
GM Financial Automobile Leasing Trust, Series 2025-1, Class A4, 4.70%, 2/20/29	250	253
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3, 4.62%, 12/17/29	40	40
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A4, 4.73%, 8/16/30	45	46
GMF Floorplan Owner Revolving Trust, Series 2025-1A, Class B, 4.79%, 3/15/29 (1)	1,400	1,408
GMF Floorplan Owner Revolving Trust, Series 2025-2A, Class B, 4.91%, 3/15/30 (1)	1,370	1,385
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.957%, 3/21/33 (1)	328	330
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29 (1)	2,425	2,440
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 9/25/30 (1)	765	764
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	33	33
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.88%, 11/15/28	55	55
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.98%, 8/15/29	60	60
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74%, 1/16/29	90	90

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SBNA Auto Lease Trust, Series 2025-A, Class A3, 4.83%, 4/20/28 (1)	510	513
SBNA Auto Lease Trust, Series 2025-A, Class A4, 4.87%, 7/20/29 (1)	510	515
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A4, 4.83%, 12/20/30 (1)	405	412
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.11%, 2/20/31 (1)	405	415
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class B, 4.47%, 7/20/29 (1)	415	416
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A4, 4.29%, 6/20/29 (1)	905	907
Toyota Lease Owner Trust, Series 2025-A, Class A4, 4.81%, 6/20/29 (1)	550	556
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	64	65
Wheels Fleet Lease Funding, Series 2025-2A, Class A1, 4.41%, 5/18/40 (1)	3,295	3,312
Wheels Fleet Lease Funding 1, Series 2025-1A, Class A1, 4.57%, 1/18/40 (1)	1,410	1,420
		35,028
Other Asset-Backed Securities 3.1%
Affirm Master Trust, Series 2025-2A, Class A, 4.67%, 7/15/33 (1)	2,395	2,402
AGL CLO 13, Series 2021-13A, Class A1R, FRN, 3M TSFR + 1.10%, 4.984%, 10/20/34 (1)	3,435	3,434
AMSR Trust, Series 2021-SFR2, Class C, 1.877%, 8/17/38 (1)	1,685	1,642
AMSR Trust, Series 2021-SFR4, Class A, 2.117%, 12/17/38 (1)	1,610	1,574
Ares Loan Funding IX, Series 2025-ALF9A, Class A1, FRN, 3M TSFR + 1.18%, 5.085%, 3/31/38 (1)	950	949
Barings CLO, Series 2021-3A, Class B1R, FRN, 3M TSFR + 1.63%, 5.514%, 1/18/35 (1)	1,695	1,697
Benefit Street Partners, Series 2015-6BR, Class A1R, FRN, 3M TSFR + 1.18%, 5.064%, 4/20/38 (1)	1,260	1,257
CCG Receivables Trust, Series 2025-1, Class A2, 4.48%, 10/14/32 (1)	380	381

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Clarus Capital Funding, Series 2024-1A, Class A2, 4.71%, 8/20/32 (1)	59	59
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	170	167
Dell Equipment Finance Trust, Series 2023-2, Class B, 5.77%, 1/22/29 (1)	100	101
Dext ABS, Series 2025-1, Class A3, 4.77%, 8/15/35 (1)	1,550	1,565
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	54	54
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	70	72
Elara HGV Timeshare, Series 2023-A, Class B, 6.53%, 2/25/38 (1)	51	53
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	51	53
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	310	309
Fortress Credit BSL XIX, Series 2023-2A, Class A1R, FRN, 3M TSFR + 1.35%, 5.215%, 7/24/36 (1)	3,825	3,832
Frontier Issuer, Series 2024-1, Class A2, 6.19%, 6/20/54 (1)	495	510
Halseypoint, Series 2022-6A, Class A1R, FRN, 3M TSFR + 1.35%, 5.234%, 1/20/38 (1)	1,285	1,289
Hilton Grand Vacations Trust, Series 2025-2A, Class A, 4.54%, 5/25/44 (1)	791	793
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (1)	1,750	1,771
KKR 33, Series 33A, Class A, FRN, 3M TSFR + 1.43%, 5.316%, 7/20/34 (1)	2,245	2,246
MidOcean Credit VI, Series 2016-6A, Class ARRR, FRN, 3M TSFR + 1.23%, 5.10%, 4/20/33 (1)	1,114	1,114
MMAF Equipment Finance, Series 2022-A, Class A4, 3.32%, 6/13/44 (1)	100	100
Neuberger Berman Loan Advisers, Series 2021-43A, Class AR, FRN, 3M TSFR + 1.05%, 4.932%, 7/17/36 (1)	1,250	1,249
Neuberger Berman Loan Advisers, Series 2022-48A, Class A1R, FRN, 3M TSFR + 1.09%, 4.948%, 4/25/36 (1)	3,580	3,578
NMEF Funding, Series 2025-A, Class A2, 4.72%, 7/15/32 (1)	310	310
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	4	4

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Octane Receivables Trust, Series 2024-1A, Class A2, 5.68%, 5/20/30 (1)	42	43
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	911	923
PEAC Solutions Receivables, Series 2024-1A, Class A2, 5.79%, 6/21/27 (1)	542	546
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	295	297
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90%, 5/15/31 (1)	130	131
Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, 4/17/27 (1)	657	643
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00%, 8/9/29 (1)	100	95
Progress Residential Trust, Series 2025-SFR5, Class A, 3.85%, 10/17/42 (1)	495	479
Rockford Tower, Series 2022-1A, Class A1R, FRN, 3M TSFR + 1.20%, 5.084%, 7/20/35 (1)	3,560	3,560
SCF Equipment Trust, Series 2022-1A, Class B, 3.22%, 10/21/30 (1)	472	472
SCF Equipment Trust, Series 2025-1A, Class A2, 4.82%, 7/22/30 (1)	64	64
SCF Equipment Trust, Series 2025-1A, Class A3, 5.11%, 11/21/33 (1)	100	102
Sierra Timeshare Receivables Funding, Series 2025-2A, Class A, 4.72%, 4/20/44 (1)	650	652
Signal Peak, Series 2021-10A, Class A1R, FRN, 3M TSFR + 1.19%, 5.055%, 1/24/38 (1)	2,100	2,101
THL Credit Wind River, Series 2019-3A, Class AR3, FRN, 3M TSFR + 1.20%, 5.058%, 1/15/38 (1)(2)	660	660
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	230	228
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943%, 7/17/38 (1)	1,363	1,338
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856%, 4/17/39 (1)	1,759	1,744
Trinitas CLO VII, Series 2017-7A, Class A1R2, FRN, 3M TSFR + 1.06%, 4.918%, 1/25/35 (1)	905	904

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	64	65
Verdant Receivables, Series 2025-1A, Class B, 5.37%, 5/12/33 (1)	100	102
Wingspire Equipment Finance, Series 2025-1A, Class A2, 4.33%, 9/20/33 (1)	220	220
		47,934
Student Loan 0.1%
Bayview Opportunity Master Fund VII, Series 2025-EDU1, Class A, FRN, SOFR30A + 1.30%, 5.483%, 7/27/48 (1)	1,008	1,004
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (1)	33	33
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A, 2.46%, 11/15/68 (1)	69	67
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (1)	33	31
Nelnet Student Loan Trust, Series 2021-DA, Class AFX, 1.63%, 4/20/62 (1)	47	45
		1,180
Total Asset-Backed Securities (Cost $83,732)		84,142
CORPORATE BONDS 25.4%
FINANCIAL INSTITUTIONS 9.1%
Banking 5.8%
Ally Financial, 2.20%, 11/2/28	35	33
Ally Financial, VR, 6.848%, 1/3/30 (3)	680	719
American Express, VR, 4.918%, 7/20/33 (3)	630	640
Banco Bilbao Vizcaya Argentaria, 5.381%, 3/13/29	400	413
Banco Bilbao Vizcaya Argentaria, VR, 6.138%, 9/14/28 (3)	800	827
Banco Santander, 5.439%, 7/15/31	400	419
Banco Santander, VR, 5.552%, 3/14/28 (3)	1,200	1,220
Banco Santander, VR, 6.527%, 11/7/27 (3)	600	613
Bank of America, VR, 1.658%, 3/11/27 (3)	130	129
Bank of America, VR, 1.734%, 7/22/27 (3)	150	147

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bank of America, VR, 1.898%, 7/23/31 (3)	280	251
Bank of America, VR, 1.922%, 10/24/31 (3)	240	214
Bank of America, VR, 2.551%, 2/4/28 (3)	130	128
Bank of America, VR, 2.572%, 10/20/32 (3)	65	58
Bank of America, VR, 2.592%, 4/29/31 (3)	310	287
Bank of America, VR, 2.676%, 6/19/41 (3)	230	171
Bank of America, VR, 2.831%, 10/24/51 (3)	110	71
Bank of America, VR, 3.559%, 4/23/27 (3)	130	130
Bank of America, VR, 3.705%, 4/24/28 (3)	120	119
Bank of America, VR, 3.824%, 1/20/28 (3)	345	344
Bank of America, VR, 3.846%, 3/8/37 (3)	280	263
Bank of America, VR, 4.078%, 4/23/40 (3)	1,040	933
Bank of America, VR, 4.244%, 4/24/38 (3)	15	14
Bank of America, VR, 4.271%, 7/23/29 (3)	2,230	2,236
Bank of America, VR, 4.376%, 4/27/28 (3)	130	130
Bank of America, VR, 4.571%, 4/27/33 (3)	2,330	2,328
Bank of America, VR, 5.819%, 9/15/29 (3)	450	469
Bank of America, 5.875%, 2/7/42	15	16
Bank of America, VR, 5.933%, 9/15/27 (3)	360	365
Bank of America, 7.75%, 5/14/38	800	976
Bank of New York Mellon, VR, 3.442%, 2/7/28 (3)	810	804
Bank of New York Mellon, VR, 3.992%, 6/13/28 (3)	240	240
Bank of New York Mellon, VR, 5.606%, 7/21/39 (3)	120	125
Bank of New York Mellon, VR, 5.834%, 10/25/33 (3)	220	237
Bank of New York Mellon, VR, 6.317%, 10/25/29 (3)	1,110	1,179
Barclays, VR, 2.279%, 11/24/27 (3)	200	196
Barclays, VR, 5.69%, 3/12/30 (3)	990	1,028
Barclays, VR, 7.437%, 11/2/33 (3)	2,050	2,352
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.25%, 9/10/29	700	719
Capital One Financial, VR, 2.359%, 7/29/32 (3)	50	43
Capital One Financial, 3.65%, 5/11/27	155	154
Capital One Financial, 3.75%, 7/28/26	110	109
Capital One Financial, VR, 4.927%, 5/10/28 (3)	220	222

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Capital One Financial, VR, 5.268%, 5/10/33 (3)	110	112
Capital One Financial, VR, 5.884%, 7/26/35 (3)	1,260	1,317
Capital One Financial, VR, 7.149%, 10/29/27 (3)	220	226
Citigroup, VR, 2.666%, 1/29/31 (3)	140	131
Citigroup, VR, 3.07%, 2/24/28 (3)	190	187
Citigroup, VR, 3.785%, 3/17/33 (3)	260	247
Citigroup, VR, 3.878%, 1/24/39 (3)	1,600	1,410
Citigroup, VR, 3.887%, 1/10/28 (3)	560	558
Citigroup, VR, 3.98%, 3/20/30 (3)	60	59
Citigroup, 4.65%, 7/30/45	15	14
Citigroup, VR, 4.91%, 5/24/33 (3)	520	526
Citigroup, VR, 5.411%, 9/19/39 (3)	200	200
Citigroup, VR, 5.449%, 6/11/35 (3)	260	270
Citigroup, 5.875%, 1/30/42	2,115	2,239
Citigroup, VR, 6.27%, 11/17/33 (3)	260	284
Commonwealth Bank of Australia, 4.577%, 11/27/26	320	322
Cooperatieve Rabobank UA, 5.25%, 5/24/41	120	121
Credit Suisse USA, 7.125%, 7/15/32	220	252
Danske Bank, VR, 4.298%, 4/1/28 (1)(3)	200	200
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (3)	30	30
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (3)	45	47
Goldman Sachs Bank USA, VR, 5.283%, 3/18/27 (3)	100	100
Goldman Sachs Bank USA, VR, 5.414%, 5/21/27 (3)	120	121
Goldman Sachs Group, VR, 1.431%, 3/9/27 (3)	130	129
Goldman Sachs Group, VR, 1.542%, 9/10/27 (3)	140	137
Goldman Sachs Group, VR, 1.948%, 10/21/27 (3)	465	455
Goldman Sachs Group, VR, 2.615%, 4/22/32 (3)	150	136
Goldman Sachs Group, VR, 2.64%, 2/24/28 (3)	520	509
Goldman Sachs Group, 3.50%, 11/16/26	790	786
Goldman Sachs Group, VR, 3.615%, 3/15/28 (3)	260	258
Goldman Sachs Group, VR, 3.691%, 6/5/28 (3)	390	387
Goldman Sachs Group, 3.80%, 3/15/30 (4)	140	138
Goldman Sachs Group, VR, 4.387%, 6/15/27 (3)	120	120

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 5.727%, 4/25/30 (3)	60	63
Goldman Sachs Group, VR, 5.851%, 4/25/35 (3)	60	64
Goldman Sachs Group, 6.25%, 2/1/41	1,940	2,139
Goldman Sachs Group, VR, 6.484%, 10/24/29 (3)	1,370	1,454
Goldman Sachs Group, 6.75%, 10/1/37	15	17
HSBC Holdings, VR, 2.013%, 9/22/28 (3)	265	254
HSBC Holdings, VR, 3.973%, 5/22/30 (3)	840	828
HSBC Holdings, VR, 4.041%, 3/13/28 (3)	1,200	1,196
HSBC Holdings, VR, 5.402%, 8/11/33 (3)	780	809
HSBC Holdings, VR, 6.332%, 3/9/44 (3)	380	420
Huntington Bancshares, VR, 6.141%, 11/18/39 (3)	210	218
Huntington Bancshares, VR, 6.208%, 8/21/29 (3)(4)	50	52
ING Groep, 4.55%, 10/2/28	1,290	1,303
ING Groep, VR, 6.114%, 9/11/34 (3)	200	216
JPMorgan Chase, VR, 1.04%, 2/4/27 (3)	130	129
JPMorgan Chase, VR, 1.47%, 9/22/27 (3)	520	508
JPMorgan Chase, VR, 1.578%, 4/22/27 (3)	255	252
JPMorgan Chase, VR, 2.182%, 6/1/28 (3)	240	233
JPMorgan Chase, VR, 2.947%, 2/24/28 (3)	380	374
JPMorgan Chase, VR, 2.956%, 5/13/31 (3)	275	259
JPMorgan Chase, VR, 3.109%, 4/22/51 (3)	15	10
JPMorgan Chase, VR, 3.54%, 5/1/28 (3)(4)	145	144
JPMorgan Chase, VR, 3.782%, 2/1/28 (3)	485	483
JPMorgan Chase, VR, 4.203%, 7/23/29 (3)	2,180	2,185
JPMorgan Chase, VR, 4.586%, 4/26/33 (3)	210	211
JPMorgan Chase, 4.95%, 6/1/45	600	570
JPMorgan Chase, VR, 4.979%, 7/22/28 (3)	90	91
JPMorgan Chase, VR, 5.04%, 1/23/28 (3)	390	394
JPMorgan Chase, VR, 5.299%, 7/24/29 (3)	1,350	1,389
JPMorgan Chase, VR, 5.336%, 1/23/35 (3)	300	311
JPMorgan Chase, 5.50%, 10/15/40	750	780
JPMorgan Chase, VR, 6.087%, 10/23/29 (3)	1,790	1,883
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (3)	850	857

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Morgan Stanley, VR, 1.512%, 7/20/27 (3)	130	128
Morgan Stanley, VR, 1.593%, 5/4/27 (3)	130	128
Morgan Stanley, VR, 2.475%, 1/21/28 (3)	1,840	1,803
Morgan Stanley, 3.125%, 7/27/26	135	134
Morgan Stanley, VR, 3.622%, 4/1/31 (3)	10	10
Morgan Stanley, VR, 4.21%, 4/20/28 (3)	260	260
Morgan Stanley, VR, 4.431%, 1/23/30 (3)	230	231
Morgan Stanley, VR, 4.889%, 7/20/33 (3)	130	132
Morgan Stanley, VR, 5.173%, 1/16/30 (3)	1,360	1,395
Morgan Stanley, VR, 5.297%, 4/20/37 (3)	260	265
Morgan Stanley, VR, 5.32%, 7/19/35 (3)	260	268
Morgan Stanley, VR, 5.449%, 7/20/29 (3)	120	124
Morgan Stanley, VR, 5.652%, 4/13/28 (3)	240	245
Morgan Stanley, VR, 5.656%, 4/18/30 (3)	155	161
Morgan Stanley, VR, 5.831%, 4/19/35 (3)	120	128
Morgan Stanley, VR, 6.342%, 10/18/33 (3)	1,150	1,264
Morgan Stanley, VR, 6.407%, 11/1/29 (3)	60	63
Morgan Stanley, 7.25%, 4/1/32	120	139
Morgan Stanley Private Bank, VR, 4.734%, 7/18/31 (3)	2,150	2,185
PNC Financial Services, VR, 4.758%, 1/26/27 (3)	180	180
PNC Financial Services Group, VR, 4.626%, 6/6/33 (3)	110	109
PNC Financial Services Group, VR, 6.037%, 10/28/33 (3)	2,500	2,697
Royal Bank of Canada, 2.30%, 11/3/31	50	45
Royal Bank of Canada, 5.20%, 8/1/28	600	617
Santander Holdings USA, VR, 2.49%, 1/6/28 (3)(4)	380	371
Santander Holdings USA, 3.244%, 10/5/26	540	536
Santander Holdings USA, VR, 6.174%, 1/9/30 (3)	720	749
Santander Holdings USA, VR, 6.499%, 3/9/29 (3)	80	83
Santander Holdings USA, VR, 6.565%, 6/12/29 (3)	120	126
Santander UK Group Holdings, VR, 4.32%, 9/22/29 (3)	905	903
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1)	230	233
State Street, VR, 2.203%, 2/7/28 (3)	160	156
State Street, VR, 4.421%, 5/13/33 (3)	430	429

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
State Street, 5.272%, 8/3/26	190	191
State Street, VR, 5.684%, 11/21/29 (3)	1,400	1,463
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (3)	240	238
Toronto-Dominion Bank, 4.456%, 6/8/32 (4)	95	95
Toronto-Dominion Bank, 5.264%, 12/11/26	1,570	1,590
Toronto-Dominion Bank, 5.523%, 7/17/28	340	352
Toronto-Dominion Bank, 5.532%, 7/17/26	100	101
UBS, 5.65%, 9/11/28	800	835
UBS Group, VR, 1.364%, 1/30/27 (1)(3)	200	199
US Bancorp, VR, 4.967%, 7/22/33 (3)	240	240
US Bancorp, VR, 5.85%, 10/21/33 (3)	1,700	1,814
US Bancorp, VR, 6.787%, 10/26/27 (3)	220	226
Wells Fargo, VR, 2.393%, 6/2/28 (3)	710	692
Wells Fargo, VR, 2.879%, 10/30/30 (3)	735	697
Wells Fargo, VR, 3.526%, 3/24/28 (3)	1,520	1,507
Wells Fargo, VR, 3.584%, 5/22/28 (3)	1,600	1,587
Wells Fargo, 3.90%, 5/1/45	500	409
Wells Fargo, VR, 4.808%, 7/25/28 (3)	260	263
Wells Fargo, VR, 5.605%, 4/23/36 (3)	2,500	2,627
Wells Fargo, VR, 5.707%, 4/22/28 (3)	860	878
Wells Fargo, VR, 6.303%, 10/23/29 (3)	690	730
Wells Fargo Bank, 5.254%, 12/11/26	760	770
Westpac Banking, 3.35%, 3/8/27	580	576
Westpac Banking, VR, 4.322%, 11/23/31 (3)	240	239
Westpac Banking, VR, 5.405%, 8/10/33 (3)	200	206
		89,017
Brokerage Asset Managers Exchanges 0.1%
Charles Schwab, VR, 6.196%, 11/17/29 (3)	460	486
Intercontinental Exchange, 1.85%, 9/15/32	15	13
Intercontinental Exchange, 5.20%, 6/15/62	800	758
Intercontinental Exchange, 5.25%, 6/15/31	110	115

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Nasdaq, 5.95%, 8/15/53	15	15
		1,387
Finance Companies 0.1%
AerCap Ireland Capital, 2.45%, 10/29/26	150	147
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41	1,750	1,445
Avolon Holdings Funding, 6.375%, 5/4/28 (1)	150	157
		1,749
Insurance 2.0%
Aetna, 3.875%, 8/15/47	110	83
Aetna, 6.625%, 6/15/36	745	813
Aetna, 6.75%, 12/15/37	240	266
American International Group, 3.875%, 1/15/35	40	37
Aon, 3.875%, 12/15/25	135	135
Arthur J Gallagher, 4.85%, 12/15/29	25	26
Arthur J Gallagher, 5.45%, 7/15/34	920	953
Arthur J Gallagher, 6.75%, 2/15/54	50	56
Athene Global Funding, 4.86%, 8/27/26 (1)	200	201
Athene Global Funding, 5.033%, 7/17/30 (1)	2,115	2,139
Berkshire Hathaway Finance, 5.75%, 1/15/40	240	261
Centene, 2.45%, 7/15/28	1,550	1,444
Centene, 2.50%, 3/1/31	60	51
Centene, 3.00%, 10/15/30	600	536
Centene, 4.25%, 12/15/27	240	236
Chubb INA Holdings, 5.00%, 3/15/34	700	718
Corebridge Financial, 3.65%, 4/5/27	240	238
Corebridge Financial, 3.85%, 4/5/29	120	119
Corebridge Financial, 3.90%, 4/5/32	680	647
Corebridge Financial, VR, 6.875%, 12/15/52 (3)	210	215
Corebridge Global Funding, 4.25%, 8/21/28 (1)	450	451
Corebridge Global Funding, 4.65%, 8/20/27 (1)	70	71
Elevance Health, 2.25%, 5/15/30	60	55

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Elevance Health, 4.101%, 3/1/28	15	15
Elevance Health, 4.55%, 3/1/48	30	26
Elevance Health, 4.65%, 1/15/43	85	76
Elevance Health, 6.10%, 10/15/52	560	587
Enact Holdings, 6.25%, 5/28/29	1,509	1,580
Fidelity National Financial, 4.50%, 8/15/28	70	70
First American Financial, 5.45%, 9/30/34	480	484
Fortitude Group Holdings, 6.25%, 4/1/30 (1)	2,200	2,282
Globe Life, 4.55%, 9/15/28	360	363
Globe Life, 5.85%, 9/15/34	680	716
Health Care Service, 2.20%, 6/1/30 (1)	15	14
Humana, 4.95%, 10/1/44	1,270	1,128
Humana, 5.375%, 4/15/31	220	227
Humana, 5.75%, 12/1/28	160	166
Humana, 5.95%, 3/15/34	50	53
Jackson Financial, 3.125%, 11/23/31	560	510
Jackson National Life Global Funding, 4.70%, 6/5/28 (1)	2,260	2,280
Jackson National Life Global Funding, 4.90%, 1/13/27 (1)	225	227
Marsh & McLennan, 5.00%, 3/15/35	240	243
Marsh & McLennan, 5.75%, 11/1/32	340	364
MassMutual Global Funding II, 5.10%, 4/9/27 (1)	220	223
MetLife, 5.30%, 12/15/34	140	146
MetLife, 5.875%, 2/6/41	220	233
MetLife, 6.375%, 6/15/34	220	245
MetLife, 10.75%, 8/1/69	80	107
MGIC Investment, 5.25%, 8/15/28	850	847
New York Life Insurance, 3.75%, 5/15/50 (1)	20	15
Principal Financial Group, 2.125%, 6/15/30	215	195
Principal Financial Group, 3.70%, 5/15/29	195	191
Progressive, 2.45%, 1/15/27	160	157
Progressive, 6.25%, 12/1/32	60	67
Prudential Financial, VR, 5.125%, 3/1/52 (3)	240	238
Prudential Financial, VR, 6.00%, 9/1/52 (3)	120	125

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Reinsurance Group of America, 5.75%, 9/15/34	1,060	1,106
RGA Global Funding, 4.35%, 8/25/28 (1)	870	872
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	20	17
Travelers, 5.35%, 11/1/40	240	245
UnitedHealth Group, 2.00%, 5/15/30	10	9
UnitedHealth Group, 3.50%, 8/15/39	740	616
UnitedHealth Group, 3.85%, 6/15/28	60	60
UnitedHealth Group, 3.875%, 12/15/28	120	120
UnitedHealth Group, 4.20%, 5/15/32	860	848
UnitedHealth Group, 4.20%, 1/15/47	35	29
UnitedHealth Group, 4.25%, 1/15/29	1,940	1,951
UnitedHealth Group, 4.95%, 1/15/32	120	122
UnitedHealth Group, 4.95%, 5/15/62	330	290
UnitedHealth Group, 5.00%, 4/15/34	100	102
UnitedHealth Group, 5.35%, 2/15/33	150	156
UnitedHealth Group, 5.75%, 7/15/64	120	120
UnitedHealth Group, 5.80%, 3/15/36	220	235
		30,849
Real Estate Investment Trusts 1.1%
Alexandria Real Estate Equities, 3.95%, 1/15/27	40	40
Alexandria Real Estate Equities, 4.00%, 2/1/50	40	30
American Homes 4 Rent, 5.50%, 7/15/34	480	496
AvalonBay Communities, 2.95%, 5/11/26	120	119
Boston Properties, 2.75%, 10/1/26	680	671
Boston Properties, 3.25%, 1/30/31	60	56
Boston Properties, 4.50%, 12/1/28	580	580
Brixmor Operating Partnership, 3.90%, 3/15/27	15	15
Brixmor Operating Partnership, 4.05%, 7/1/30	85	84
Brixmor Operating Partnership, 4.125%, 5/15/29	480	476
Brixmor Operating Partnership, 4.85%, 2/15/33	330	329
Camden Property Trust, 4.10%, 10/15/28	240	240
Camden Property Trust, 5.85%, 11/3/26	900	914

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Cousins Properties, 5.375%, 2/15/32	540	550
Cousins Properties, 5.875%, 10/1/34	460	478
Digital Realty Trust, 4.45%, 7/15/28	240	242
Essex Portfolio, 2.65%, 3/15/32	35	31
Essex Portfolio, 4.50%, 3/15/48	20	17
Extra Space Storage, 4.00%, 6/15/29	15	15
Healthcare Realty Holdings, 2.00%, 3/15/31	120	104
Healthpeak Properties, 2.125%, 12/1/28	15	14
Healthpeak Properties, 2.875%, 1/15/31	15	14
Invitation Homes Operating Partnership, 4.15%, 4/15/32	120	116
Kilroy Realty, 4.25%, 8/15/29	150	147
Kilroy Realty, 4.75%, 12/15/28	240	240
Kilroy Realty, 6.25%, 1/15/36	240	248
Mid-America Apartments, 1.10%, 9/15/26	120	117
Mid-America Apartments, 3.95%, 3/15/29	660	656
Mid-America Apartments, 5.30%, 2/15/32	180	188
Physicians Realty, 2.625%, 11/1/31	15	13
Prologis, 4.00%, 9/15/28	735	736
Public Storage, 1.95%, 11/9/28	555	524
Public Storage, 5.35%, 8/1/53	40	39
Public Storage Operating, 1.85%, 5/1/28	380	361
Public Storage Operating, 5.125%, 1/15/29	700	721
Realty Income, 3.00%, 1/15/27	900	889
Realty Income, 3.25%, 1/15/31	120	114
Realty Income, 3.95%, 8/15/27	25	25
Realty Income, 4.125%, 10/15/26	140	140
Realty Income, 4.625%, 11/1/25	240	240
Realty Income, 5.125%, 2/15/34	200	205
Realty Income, 5.625%, 10/13/32	430	456
Regency Centers, 3.60%, 2/1/27	40	40
Rexford Industrial Realty, 2.15%, 9/1/31	120	105
Simon Property Group, 1.375%, 1/15/27	240	232
Simon Property Group, 2.65%, 2/1/32	70	63

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Simon Property Group, 3.25%, 11/30/26	360	357
Simon Property Group, 3.80%, 7/15/50	35	27
Simon Property Group, 4.75%, 9/26/34	60	59
UDR, 4.40%, 1/26/29	240	241
Ventas Realty, 3.00%, 1/15/30	60	57
Ventas Realty, 4.40%, 1/15/29	750	754
Ventas Realty, 5.00%, 1/15/35	80	80
Ventas Realty, 5.625%, 7/1/34	230	240
Welltower OP, 2.80%, 6/1/31	920	849
Welltower OP, 4.125%, 3/15/29	240	240
Welltower OP, 4.25%, 4/15/28	370	372
Welltower OP, 5.125%, 7/1/35	1,310	1,331
WP Carey, 4.25%, 10/1/26	120	120
		16,857
Total Financial Institutions		139,859
INDUSTRIAL 14.8%
Basic Industry 0.7%
Air Products & Chemicals, 2.80%, 5/15/50	120	78
Air Products & Chemicals, 4.60%, 2/8/29	440	448
Air Products & Chemicals, 4.75%, 2/8/31	180	184
AngloGold Ashanti Holdings, 3.375%, 11/1/28	880	855
ArcelorMittal, 4.55%, 3/11/26	80	80
ArcelorMittal, 6.00%, 6/17/34	120	129
ArcelorMittal, 6.55%, 11/29/27	160	166
ArcelorMittal, 6.80%, 11/29/32	1,030	1,149
ArcelorMittal, 7.00%, 10/15/39	120	136
BHP Billiton Finance USA, 4.90%, 2/28/33	120	123
BHP Billiton Finance USA, 5.10%, 9/8/28	1,530	1,573
Celanese US Holdings, 1.40%, 8/5/26	150	145
Celanese US Holdings, 6.665%, 7/15/27	96	98
Freeport-McMoRan, 4.125%, 3/1/28	240	239
Freeport-McMoRan, 4.625%, 8/1/30	370	369

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freeport-McMoRan, 5.45%, 3/15/43	850	825
Nutrien, 4.00%, 12/15/26	180	181
Nutrien, 4.20%, 4/1/29	680	690
Nutrien, 5.40%, 6/21/34 (4)	750	774
Reliance, 2.15%, 8/15/30	400	361
Southern Copper, 5.25%, 11/8/42	250	246
Southern Copper, 5.875%, 4/23/45	180	188
Southern Copper, 7.50%, 7/27/35	110	131
Steel Dynamics, 3.25%, 1/15/31	120	114
Steel Dynamics, 5.375%, 8/15/34	240	249
Suzano Austria GmbH, 2.50%, 9/15/28	130	123
Suzano Austria GmbH, 3.125%, 1/15/32	120	107
Suzano Austria GmbH, 3.75%, 1/15/31	140	132
Vale, 5.625%, 9/11/42	120	123
WRKCo, 4.90%, 3/15/29	900	917
Yara International, 7.378%, 11/14/32 (1)(4)	100	113
		11,046
Capital Goods 1.4%
AGCO, 5.45%, 3/21/27	240	243
Amphenol, 5.05%, 4/5/29	60	62
Boeing, 2.70%, 2/1/27	150	147
Boeing, 2.80%, 3/1/27	420	412
Boeing, 5.04%, 5/1/27	230	232
Boeing, 6.259%, 5/1/27	1,560	1,605
Boeing, 6.858%, 5/1/54	710	811
Boeing, 6.875%, 3/15/39	210	238
CRH America Finance, 5.50%, 1/9/35	600	625
CRH SMW Finance DAC, 5.125%, 1/9/30	350	360
Ferguson Enterprises, 5.00%, 10/3/34	1,250	1,258
General Dynamics, 3.75%, 5/15/28	210	209
General Dynamics, 4.25%, 4/1/40	1,050	963
General Electric Captial, 6.75%, 3/15/32	460	523
Howmet Aerospace, 3.00%, 1/15/29	60	58

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Howmet Aerospace, 5.90%, 2/1/27	740	755
Howmet Aerospace, 5.95%, 2/1/37	580	628
John Deere Capital, 1.75%, 3/9/27	240	233
John Deere Capital, 2.35%, 3/8/27	1,520	1,489
John Deere Capital, 2.65%, 6/10/26	15	15
John Deere Capital, 4.40%, 9/8/31	215	216
John Deere Capital, 4.50%, 1/16/29	60	61
John Deere Capital, 4.95%, 7/14/28	80	82
John Deere Capital, 5.10%, 4/11/34	200	207
Johnson Controls International / Tyco Fire & Security Finance, 1.75%, 9/15/30	190	169
Johnson Controls International / Tyco Fire & Security Finance, 5.50%, 4/19/29	320	332
L3Harris Technologies, 5.25%, 6/1/31	720	749
L3Harris Technologies, 5.40%, 1/15/27	410	416
Lockheed Martin, 4.75%, 2/15/34	500	505
Northrop Grumman, 3.85%, 4/15/45	15	12
Northrop Grumman, 5.25%, 5/1/50	460	445
Owens Corning, 3.95%, 8/15/29	360	356
Owens Corning, 5.70%, 6/15/34 (4)	160	168
Parker-Hannifin, 4.50%, 9/15/29	25	25
Regal Rexnord, 6.30%, 2/15/30	50	53
Regal Rexnord, 6.40%, 4/15/33	1,280	1,370
Republic Services, 2.375%, 3/15/33	490	427
Republic Services, 5.00%, 4/1/34	495	508
RTX, 4.125%, 11/16/28	650	650
RTX, 4.50%, 6/1/42	1,450	1,322
Stanley Black & Decker, 4.25%, 11/15/28	460	459
Stanley Black & Decker, 5.20%, 9/1/40	160	153
Waste Connections, 3.20%, 6/1/32	65	60
Waste Connections, 5.00%, 3/1/34	1,220	1,247
Westinghouse Air Brake Technologies, 4.70%, 9/15/28	330	334
		21,192

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Communications 2.2%
America Movil SAB de CV, 6.375%, 3/1/35	85	94
American Tower, 5.80%, 11/15/28	1,450	1,509
AppLovin, 5.50%, 12/1/34	1,080	1,108
AT&T, 2.25%, 2/1/32	345	302
AT&T, 2.75%, 6/1/31	2,500	2,281
AT&T, 3.50%, 6/1/41	650	514
AT&T, 4.55%, 11/1/32	1,215	1,202
AT&T, 5.40%, 2/15/34	1,300	1,341
Charter Communications Operating, 2.80%, 4/1/31	245	220
Charter Communications Operating, 3.70%, 4/1/51	255	167
Charter Communications Operating / Charter Communications Operating Capital, 6.384%, 10/23/35	360	372
Comcast, 2.35%, 1/15/27	260	255
Comcast, 2.65%, 2/1/30	40	38
Comcast, 2.80%, 1/15/51	220	133
Comcast, 2.887%, 11/1/51	60	36
Comcast, 3.30%, 2/1/27	780	773
Comcast, 5.30%, 6/1/34	220	225
Comcast, 5.65%, 6/15/35 (4)	980	1,027
Comcast, 7.05%, 3/15/33	1,000	1,142
Crown Castle, 2.10%, 4/1/31	1,800	1,579
Crown Castle, 4.80%, 9/1/28	490	496
Crown Castle International, 2.25%, 1/15/31	265	235
Crown Castle International, 2.90%, 3/15/27	850	834
Crown Castle International, 3.70%, 6/15/26	80	80
Crown Castle International, 4.45%, 2/15/26	60	60
Meta Platforms, 5.60%, 5/15/53	220	218
Netflix, 4.375%, 11/15/26	90	90
Netflix, 4.90%, 8/15/34 (4)	240	247
Netflix, 5.875%, 11/15/28	240	251
NTT Finance, 4.876%, 7/16/30 (1)	865	881
Orange, 5.375%, 1/13/42	240	239

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Rogers Communications, 3.625%, 12/15/25	40	40
Rogers Communications, 4.50%, 3/15/42	205	178
Rogers Communications, 5.00%, 2/15/29	2,645	2,746
Sprint Capital, 6.875%, 11/15/28	1,000	1,073
Sprint Capital, 8.75%, 3/15/32	270	328
Take-Two Interactive Software, 4.95%, 3/28/28	580	590
Take-Two Interactive Software, 5.60%, 6/12/34	480	501
Telefonica Emisiones, 7.045%, 6/20/36	1,060	1,195
Time Warner Cable, 5.50%, 9/1/41	660	595
Time Warner Cable, 6.55%, 5/1/37	530	543
Time Warner Cable, 6.75%, 6/15/39	110	113
Time Warner Cable, 7.30%, 7/1/38	240	258
T-Mobile USA, 2.25%, 2/15/26	130	129
T-Mobile USA, 2.25%, 11/15/31	15	13
T-Mobile USA, 2.55%, 2/15/31	260	237
T-Mobile USA, 2.875%, 2/15/31	240	222
T-Mobile USA, 3.375%, 4/15/29	900	875
T-Mobile USA, 3.40%, 10/15/52	860	589
T-Mobile USA, 3.50%, 4/15/31	140	133
T-Mobile USA, 3.75%, 4/15/27	395	392
T-Mobile USA, 4.375%, 4/15/40	980	881
T-Mobile USA, 4.80%, 7/15/28 (4)	230	233
T-Mobile USA, 5.15%, 4/15/34	240	245
TWDC Enterprises 18, 1.85%, 7/30/26	120	118
TWDC Enterprises 18, 7.00%, 3/1/32	440	503
Verizon Communications, 2.355%, 3/15/32	150	131
Verizon Communications, 2.65%, 11/20/40	700	501
Verizon Communications, 4.00%, 3/22/50	10	8
Verizon Communications, 4.329%, 9/21/28	1,300	1,308
Walt Disney, 2.00%, 9/1/29	130	121
Walt Disney, 2.65%, 1/13/31	1,040	969
Walt Disney, 3.375%, 11/15/26	220	219

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Walt Disney, 6.20%, 12/15/34	280	315
		34,251
Consumer Cyclical 1.6%
Amazon.com, 3.875%, 8/22/37	115	106
American Honda Finance, 4.55%, 7/9/27	2,450	2,469
AutoZone, 1.65%, 1/15/31	30	26
AutoZone, 3.75%, 6/1/27	30	30
AutoZone, 5.05%, 7/15/26	250	251
Best Buy, 1.95%, 10/1/30 (4)	920	817
Best Buy, 4.45%, 10/1/28	240	242
CBRE Services, 2.50%, 4/1/31 (4)	60	54
CBRE Services, 5.95%, 8/15/34	250	267
Cummins, 5.45%, 2/20/54	210	209
Darden Restaurants, 3.85%, 5/1/27	240	239
Dollar General, 5.20%, 7/5/28	240	245
Dollar General, 5.50%, 11/1/52 (4)	620	596
eBay, 1.40%, 5/10/26	80	79
eBay, 2.60%, 5/10/31	90	82
eBay, 4.00%, 7/15/42	580	486
Ford Motor, 4.346%, 12/8/26	480	478
Ford Motor, 4.75%, 1/15/43	160	128
Ford Motor, 6.625%, 10/1/28	220	232
Ford Motor, 7.40%, 11/1/46	830	903
Ford Motor, 7.45%, 7/16/31	70	77
Ford Motor Credit, 4.271%, 1/9/27	1,320	1,312
Ford Motor Credit, 7.122%, 11/7/33	200	214
General Motors, 5.00%, 10/1/28	80	82
General Motors, 6.25%, 10/2/43	940	959
General Motors Financial, 1.50%, 6/10/26	130	128
General Motors Financial, 2.35%, 2/26/27	240	234
General Motors Financial, 2.40%, 4/10/28	130	124
General Motors Financial, 4.00%, 10/6/26	770	769
General Motors Financial, 4.35%, 1/17/27	140	140

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
General Motors Financial, 5.00%, 4/9/27	240	242
General Motors Financial, 5.40%, 4/6/26	120	121
General Motors Financial, 5.80%, 6/23/28	120	124
General Motors Financial, 5.80%, 1/7/29	500	521
GLP Capital / GLP Financing II, 5.625%, 9/15/34	880	889
Home Depot, 4.95%, 6/25/34	540	553
Home Depot, 5.40%, 6/25/64	60	59
Home Depot, 5.875%, 12/16/36	90	97
Home Depot, 5.95%, 4/1/41	180	193
Hyundai Capital America, 4.90%, 6/23/28 (1)	2,890	2,929
Hyundai Capital America, 5.35%, 3/19/29 (1)	20	21
Hyundai Capital America, 5.50%, 3/30/26 (1)	80	80
Las Vegas Sands, 3.50%, 8/18/26	130	129
Las Vegas Sands, 5.90%, 6/1/27	200	204
Las Vegas Sands, 6.00%, 8/15/29	60	62
Lowe's, 5.00%, 4/15/33	250	254
Lowe's Cos, 4.45%, 4/1/62	1,370	1,095
O'Reilly Automotive, 3.60%, 9/1/27	30	30
O'Reilly Automotive, 3.90%, 6/1/29	285	282
PACCAR Financial, 5.20%, 11/9/26	205	208
Ross Stores, 1.875%, 4/15/31	290	254
Starbucks, 2.55%, 11/15/30	320	295
Starbucks, 4.00%, 11/15/28	220	219
Starbucks, 4.90%, 2/15/31	170	175
TJX, 1.60%, 5/15/31	30	26
TJX, 2.25%, 9/15/26	240	237
Toyota Motor Credit, 1.90%, 4/6/28	120	114
Toyota Motor Credit, 3.20%, 1/11/27	240	238
Toyota Motor Credit, 3.65%, 1/8/29	1,140	1,129
Toyota Motor Credit, 4.60%, 10/10/31	80	81
Toyota Motor Credit, 4.65%, 1/5/29	60	61
Toyota Motor Credit, 4.80%, 1/5/34	120	123
Toyota Motor Credit, 5.05%, 5/16/29	60	62

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Toyota Motor Credit, 5.25%, 9/11/28	970	1,003
Tractor Supply, 1.75%, 11/1/30	240	212
Uber Technologies, 5.35%, 9/15/54 (4)	40	39
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1)	200	202
		24,541
Consumer Non-Cyclical 3.3%
Abbott Laboratories, 1.40%, 6/30/30	140	125
Abbott Laboratories, 3.75%, 11/30/26	220	220
Abbott Laboratories, 4.75%, 11/30/36	410	413
Abbott Laboratories, 6.15%, 11/30/37	200	224
AbbVie, 2.95%, 11/21/26	990	980
AbbVie, 3.20%, 5/14/26	15	15
AbbVie, 3.20%, 11/21/29	15	14
AbbVie, 4.05%, 11/21/39	560	501
AbbVie, 4.50%, 5/14/35	715	701
AbbVie, 4.55%, 3/15/35	240	237
AbbVie, 4.80%, 3/15/29	145	148
AbbVie, 5.05%, 3/15/34	960	990
Amgen, 1.65%, 8/15/28	800	750
Amgen, 3.15%, 2/21/40	120	95
Amgen, 4.40%, 2/22/62	120	96
Amgen, 5.15%, 11/15/41	240	233
Amgen, 5.75%, 3/2/63	910	909
Anheuser-Busch InBev Finance, 4.90%, 2/1/46	15	14
Anheuser-Busch InBev Worldwide, 4.95%, 1/15/42	930	897
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	15	15
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	60	61
Anheuser-Busch InBev Worldwide, 8.20%, 1/15/39	1,320	1,703
AstraZeneca, 1.375%, 8/6/30	135	119
AstraZeneca, 4.00%, 1/17/29	520	521
AstraZeneca, 4.00%, 9/18/42	50	44
Astrazeneca Finance, 1.75%, 5/28/28	400	379
Astrazeneca Finance, 4.85%, 2/26/29	1,020	1,046

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Astrazeneca Finance, 4.875%, 3/3/28	220	225
Astrazeneca Finance, 4.875%, 3/3/33	100	103
Astrazeneca Finance, 5.00%, 2/26/34	200	207
BAT Capital, 3.557%, 8/15/27	538	532
BAT Capital, 4.39%, 8/15/37	250	229
BAT Capital, 4.70%, 4/2/27	180	181
BAT Capital, 7.079%, 8/2/43	90	101
BAT Capital, 7.081%, 8/2/53	1,100	1,251
Becton Dickinson, 4.874%, 2/8/29	180	183
Biogen, 3.15%, 5/1/50	15	10
Bristol-Myers Squibb, 3.40%, 7/26/29	7	7
Cencora, 2.70%, 3/15/31	280	256
Cencora, 4.85%, 12/15/29	970	990
Cigna Group, 4.90%, 12/15/48	3,110	2,770
CommonSpirit Health, 2.782%, 10/1/30	20	19
Conagra Brands, 5.00%, 8/1/30 (4)	2,000	2,025
CVS Health, 1.30%, 8/21/27	240	228
CVS Health, 1.875%, 2/28/31	15	13
CVS Health, 2.875%, 6/1/26	130	129
CVS Health, 3.00%, 8/15/26	200	198
CVS Health, 3.25%, 8/15/29 (4)	50	48
CVS Health, 4.125%, 4/1/40	660	565
CVS Health, 4.875%, 7/20/35	710	695
CVS Health, 5.00%, 1/30/29	60	61
CVS Health, 5.00%, 9/15/32 (4)	320	325
CVS Health, 5.125%, 7/20/45	145	131
CVS Health, 5.40%, 6/1/29	720	745
CVS Health, 5.70%, 6/1/34	60	63
CVS Health, 5.875%, 6/1/53	380	375
CVS Health, 6.00%, 6/1/63	850	845
CVS Health, 6.125%, 9/15/39	80	84
CVS Health, 6.25%, 6/1/27	240	247
Eli Lilly, 4.70%, 2/9/34	240	242

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Eli Lilly, 5.10%, 2/9/64	170	161
Eli Lilly, 5.20%, 8/14/64	180	173
Estee Lauder, 5.00%, 2/14/34	640	648
Hackensack Meridian Health, 4.211%, 7/1/48	85	72
Haleon US Capital, 3.375%, 3/24/27	620	615
HCA, 4.125%, 6/15/29	200	199
HCA, 4.375%, 3/15/42	20	17
HCA, 5.875%, 2/1/29	2,150	2,240
Icon Investments Six DAC, 5.849%, 5/8/29	510	533
IQVIA, 6.25%, 2/1/29	1,095	1,151
Kaiser Foundation Hospitals, 2.81%, 6/1/41	1,250	935
Kaiser Foundation Hospitals, 3.002%, 6/1/51	840	564
Kenvue, 4.90%, 3/22/33	550	555
Kenvue, 5.00%, 3/22/30	700	718
Kenvue, 5.10%, 3/22/43	60	57
Kenvue, 5.20%, 3/22/63	90	82
Kraft Heinz Foods, 5.20%, 3/15/32 (4)	3,000	3,076
Kroger, 2.65%, 10/15/26	1,550	1,529
Kroger, 5.00%, 9/15/34	120	121
Mars, 4.75%, 4/20/33 (1)	100	101
Mars, 5.00%, 3/1/32 (1)	2,000	2,050
McKesson, 1.30%, 8/15/26	240	235
McKesson, 4.90%, 7/15/28	240	245
MedStar Health, 3.626%, 8/15/49	30	22
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/1/55	10	8
Merck, 5.15%, 5/17/63	230	216
Northwell Healthcare, 3.979%, 11/1/46	20	16
NYU Langone Hospitals, 4.368%, 7/1/47	15	13
Pfizer Investment Enterprises, 4.45%, 5/19/28	180	182
Providence St Joseph Health Obligated Group, 2.532%, 10/1/29	120	112
Revvity, 3.30%, 9/15/29	500	478
Reynolds American, 5.70%, 8/15/35	630	656
Reynolds American, 7.25%, 6/15/37	240	276

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Smithfield Foods, 5.20%, 4/1/29 (1)	15	15
Solventum, 5.40%, 3/1/29	291	300
Stanford Health Care, 3.795%, 11/15/48	10	8
Sutter Health, 3.695%, 8/15/28	240	238
Takeda Pharmaceutical, 5.00%, 11/26/28	1,160	1,185
Tyson Foods, 3.55%, 6/2/27	180	179
Tyson Foods, 4.35%, 3/1/29	120	120
Tyson Foods, 5.40%, 3/15/29	660	680
Wyeth, 5.95%, 4/1/37	240	259
Wyeth, 6.00%, 2/15/36	220	239
Zoetis, 4.15%, 8/17/28	2,890	2,902
		49,714
Energy 2.9%
Boardwalk Pipelines, 3.40%, 2/15/31	25	23
BP Capital Markets America, 3.41%, 2/11/26	45	45
BP Capital Markets America, 3.543%, 4/6/27	1,080	1,074
BP Capital Markets America, 3.937%, 9/21/28	760	759
BP Capital Markets America, 4.812%, 2/13/33	430	436
BP Capital Markets America, 4.989%, 4/10/34	380	388
BP Capital Markets America, 5.227%, 11/17/34	360	372
Cameron LNG, 3.701%, 1/15/39 (1)	40	34
Canadian Natural Resources, 2.95%, 7/15/30 (4)	20	19
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	580	585
Cheniere Energy, 4.625%, 10/15/28	330	329
Cheniere Energy Partners, 4.50%, 10/1/29	240	239
Cheniere Energy Partners, 5.95%, 6/30/33	1,000	1,055
Chevron USA, 4.30%, 10/15/30	1,725	1,737
Continental Resources, 4.375%, 1/15/28	310	308
Continental Resources, 4.90%, 6/1/44	180	146
Coterra Energy, 3.90%, 5/15/27	1,350	1,343
Coterra Energy, 4.375%, 3/15/29	60	60
Devon Energy, 4.75%, 5/15/42	250	214
Devon Energy, 5.20%, 9/15/34	90	89

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Devon Energy, 7.95%, 4/15/32	60	69
Enbridge, 1.60%, 10/4/26	1,020	998
Enbridge, 5.625%, 4/5/34	55	57
Enbridge, 5.90%, 11/15/26	90	91
Enbridge, 6.70%, 11/15/53	35	39
Enbridge, VR, 7.375%, 3/15/55 (3)	210	223
Enbridge Energy Partners, 5.50%, 9/15/40	10	10
Energy Transfer, 4.95%, 6/15/28	60	61
Energy Transfer, 5.55%, 5/15/34	100	102
Energy Transfer, 5.60%, 9/1/34	60	62
Energy Transfer, 6.50%, 2/1/42	25	27
Enterprise Products Operating, 4.15%, 10/16/28	110	110
Enterprise Products Operating, 4.30%, 6/20/28	710	715
Enterprise Products Operating, 4.60%, 1/11/27	580	584
Enterprise Products Operating, 4.85%, 1/31/34	1,020	1,033
Enterprise Products Operating, VR, 5.25%, 8/16/77 (3)	240	239
Enterprise Products Operating, 5.35%, 1/31/33	100	105
Enterprise Products Operating, VR, 5.375%, 2/15/78 (3)	110	109
Enterprise Products Operating, 5.95%, 2/1/41	220	232
Enterprise Products Operating, 6.65%, 10/15/34	120	136
EOG Resources, 4.40%, 7/15/28	960	969
Expand Energy, 4.75%, 2/1/32	220	215
Expand Energy, 5.375%, 2/1/29	1,060	1,060
Expand Energy, 5.375%, 3/15/30	70	71
Halliburton, 2.92%, 3/1/30	500	472
Hess, 5.60%, 2/15/41	620	648
Hess, 7.125%, 3/15/33	50	58
HF Sinclair, 5.75%, 1/15/31	504	521
HF Sinclair, 6.25%, 1/15/35	560	585
Marathon Petroleum, 5.70%, 3/1/35 (4)	2,500	2,585
MPLX, 4.80%, 2/15/31	1,635	1,650
MPLX, 5.50%, 6/1/34	280	284
MPLX, 5.65%, 3/1/53	350	330

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Occidental Petroleum, 5.375%, 1/1/32	90	92
Occidental Petroleum, 6.125%, 1/1/31	500	527
Occidental Petroleum, 6.45%, 9/15/36	70	74
Occidental Petroleum, 7.875%, 9/15/31	320	366
Occidental Petroleum, 7.95%, 6/15/39	70	82
Occidental Petroleum, 8.50%, 7/15/27	1,260	1,321
ONEOK, 4.85%, 7/15/26	120	120
ONEOK, 5.375%, 6/1/29	1,280	1,318
ONEOK, 5.55%, 11/1/26	710	719
ONEOK, 5.60%, 4/1/44	240	228
ONEOK, 6.625%, 9/1/53	200	209
Ovintiv, 6.50%, 8/15/34	80	85
Ovintiv, 7.375%, 11/1/31	60	67
Patterson-UTI Energy, 3.95%, 2/1/28	120	118
Patterson-UTI Energy, 5.15%, 11/15/29 (4)	560	557
Patterson-UTI Energy, 7.15%, 10/1/33 (4)	590	627
Sabine Pass Liquefaction, 4.20%, 3/15/28	70	70
Sabine Pass Liquefaction, 4.50%, 5/15/30	85	85
Sabine Pass Liquefaction, 5.00%, 3/15/27	1,280	1,281
Sabine Pass Liquefaction, 5.875%, 6/30/26	40	40
Schlumberger Investment, 4.50%, 5/15/28	240	241
Shell Finance US, 2.375%, 11/7/29	590	557
Shell Finance US, 2.75%, 4/6/30	1,030	980
Shell International Finance, 3.875%, 11/13/28	80	80
Shell International Finance, 6.375%, 12/15/38	240	271
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27	1,080	1,087
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29	90	91
South Bow USA Infrastructure Holdings, 5.584%, 10/1/34	300	301
Spectra Energy Partners, 3.375%, 10/15/26	520	516
Targa Resources, 5.20%, 7/1/27	1,260	1,279
Targa Resources, 5.50%, 2/15/35	170	173
Targa Resources Partner, 5.00%, 1/15/28	203	203
Targa Resources Partners / Targa Resources Partners Finance, 5.50%, 3/1/30	460	465

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
TotalEnergies Capital, 3.883%, 10/11/28	240	240
TotalEnergies Capital, 5.15%, 4/5/34	240	250
TotalEnergies Capital, 5.275%, 9/10/54	150	144
TotalEnergies Capital International, 3.127%, 5/29/50	1,450	980
TransCanada PipeLines, 4.625%, 3/1/34	1,060	1,035
TransCanada PipeLines, 5.85%, 3/15/36	200	210
TransCanada PipeLines, 7.625%, 1/15/39	120	144
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	10	9
Western Midstream Operating, 5.45%, 11/15/34	450	448
Western Midstream Operating, 6.35%, 1/15/29	640	673
Williams, 5.30%, 8/15/28	920	948
Williams, 5.40%, 3/2/26	120	120
Williams, 8.75%, 3/15/32	120	144
Williams Cos, 4.625%, 6/30/30	1,025	1,032
Williams Cos, 5.15%, 3/15/34	585	594
Woodside Finance, 4.50%, 3/4/29 (1)	20	20
		44,926
Industrial Other 0.1%
Cornell University, 4.835%, 6/15/34	360	367
President and Fellows of Harvard College, 4.609%, 2/15/35 (4)	810	818
Washington University, 3.524%, 4/15/54	120	90
		1,275
Technology 2.2%
Accenture Capital, 4.05%, 10/4/29	540	539
Accenture Capital, 4.50%, 10/4/34	990	974
Analog Devices, 1.70%, 10/1/28	1,020	957
Analog Devices, 3.50%, 12/5/26	530	527
Atlassian, 5.25%, 5/15/29	45	46
Broadcom, 2.45%, 2/15/31	540	493
Broadcom, 3.50%, 2/15/41	210	173
Broadcom, 4.00%, 4/15/29 (1)	240	239

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Broadcom, 4.60%, 7/15/30	830	841
Broadcom, 5.05%, 7/12/29	400	412
Broadcom, 5.15%, 11/15/31	140	145
Broadcom / Broadcom Cayman Finance, 3.50%, 1/15/28	210	207
Cadence Design Systems, 4.30%, 9/10/29	65	65
CDW, 4.25%, 4/1/28	45	45
CDW / CDW Finance, 2.67%, 12/1/26	1,110	1,089
CDW / CDW Finance, 3.25%, 2/15/29	260	249
CDW / CDW Finance, 5.55%, 8/22/34 (4)	160	163
Dell International / EMC, 8.10%, 7/15/36	810	984
Equinix, 2.90%, 11/18/26	520	513
Equinix Europe 2 Financing, 5.50%, 6/15/34	920	954
Fiserv, 3.20%, 7/1/26	40	40
Fiserv, 4.20%, 10/1/28	910	901
Fiserv, 5.15%, 8/12/34	360	357
Fiserv, 5.375%, 8/21/28	800	817
Fortinet, 2.20%, 3/15/31	1,060	947
Foundry JV Holdco, 6.15%, 1/25/32 (1)	200	213
Intel, 1.60%, 8/12/28	260	243
Intel, 3.15%, 5/11/27	240	236
Intel, 3.75%, 3/25/27	910	905
Intel, 4.60%, 3/25/40	190	173
Intel, 4.875%, 2/10/28	120	122
Intel, 5.00%, 2/21/31 (4)	160	164
International Business Machines, 1.70%, 5/15/27	240	232
International Business Machines, 4.15%, 5/15/39	240	215
International Business Machines, 6.22%, 8/1/27	1,160	1,202
Intuit, 5.125%, 9/15/28	350	361
Keysight Technologies, 3.00%, 10/30/29	50	48
Keysight Technologies, 4.60%, 4/6/27	120	121
Keysight Technologies, 4.95%, 10/15/34	240	241
Marvell Technology, 2.45%, 4/15/28	80	76
Marvell Technology, 2.95%, 4/15/31	2,240	2,070

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Marvell Technology, 4.75%, 7/15/30	215	218
Marvell Technology, 4.875%, 6/22/28	120	121
Marvell Technology, 5.75%, 2/15/29	70	73
Motorola Solutions, 2.30%, 11/15/30	70	63
Motorola Solutions, 5.00%, 4/15/29	1,090	1,116
Motorola Solutions, 5.40%, 4/15/34	160	166
NXP, 2.50%, 5/11/31	135	122
NXP, 3.15%, 5/1/27	305	300
NXP, 3.40%, 5/1/30	15	14
NXP / NXP Funding, 5.55%, 12/1/28	1,330	1,376
NXP / NXP Funding / NXP USA, 4.30%, 8/19/28	225	225
Oracle, 2.875%, 3/25/31	260	238
Oracle, 3.60%, 4/1/40	15	12
Oracle, 6.90%, 11/9/52	1,490	1,591
Qorvo, 4.375%, 10/15/29	956	940
RELX Capital, 3.00%, 5/22/30	25	24
RELX Capital, 4.00%, 3/18/29	560	558
Salesforce, 1.50%, 7/15/28	1,350	1,269
Salesforce, 1.95%, 7/15/31	70	62
Salesforce, 2.70%, 7/15/41	80	59
ServiceNow, 1.40%, 9/1/30	590	516
Teledyne Technologies, 1.60%, 4/1/26	70	69
Teledyne Technologies, 2.25%, 4/1/28	130	124
Teledyne Technologies, 2.75%, 4/1/31	870	801
Texas Instruments, 3.875%, 3/15/39	190	169
VeriSign, 4.75%, 7/15/27	880	880
Verisk Analytics, 4.50%, 8/15/30	690	693
Visa, 1.90%, 4/15/27	450	438
Visa, 2.70%, 4/15/40	915	702
Visa, 4.30%, 12/14/45	70	62
VMware, 1.40%, 8/15/26	225	220
VMware, 1.80%, 8/15/28	120	113
VMware, 3.90%, 8/21/27	160	159

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Western Digital, 2.85%, 2/1/29	1,330	1,257
Western Digital, 3.10%, 2/1/32	70	64
		34,113
Transportation 0.4%
Burlington Northern Santa Fe, 5.05%, 3/1/41	140	138
Burlington Northern Santa Fe, 5.15%, 9/1/43	140	137
Burlington Northern Santa Fe, 5.50%, 3/15/55	210	210
Burlington Northern Santa Fe, 6.15%, 5/1/37	1,080	1,201
Canadian Pacific Railway, 1.75%, 12/2/26	95	93
Canadian Pacific Railway, 2.875%, 11/15/29	120	114
Canadian Pacific Railway, 3.50%, 5/1/50	15	11
Canadian Pacific Railway, 4.70%, 5/1/48	10	9
Canadian Pacific Railway, 6.125%, 12/31/99	290	299
ERAC USA Finance, 4.50%, 2/15/45 (1)	10	9
ERAC USA Finance, 4.90%, 5/1/33 (1)	185	188
FedEx, 4.10%, 4/15/43	100	81
FedEx, 4.10%, 2/1/45	70	56
FedEx, 4.75%, 11/15/45	740	642
FedEx, 4.75%, 11/15/45	70	61
FedEx, 5.10%, 1/15/44	230	210
Norfolk Southern, 5.95%, 3/15/64	720	757
Southwest Airlines, 3.00%, 11/15/26 (4)	240	237
Southwest Airlines, 5.125%, 6/15/27	580	586
Transurban Finance, 2.45%, 3/16/31 (1)	30	27
Transurban Finance, 4.125%, 2/2/26 (1)	15	15
United Airlines Pass-Through Trust, Series 2019-1, Class AA, 4.15%, 2/25/33	38	37
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	191	195
		5,313
Total Industrial		226,371

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
UTILITY 1.5%
Electric 1.4%
AEP Texas, 4.70%, 5/15/32	30	30
AES, 2.45%, 1/15/31	600	544
AES, 5.80%, 3/15/32	1,500	1,533
Ameren, 3.50%, 1/15/31	360	345
Ameren, 5.00%, 1/15/29	800	819
Ameren, 5.70%, 12/1/26	615	624
American Electric Power, VR, 6.95%, 12/15/54 (3)	170	185
American Electric Power, VR, 7.05%, 12/15/54 (3)(4)	60	63
Appalachian Power, 4.40%, 5/15/44	500	427
Appalachian Power, 4.50%, 8/1/32	1,090	1,081
Appalachian Power, 7.00%, 4/1/38	760	862
Berkshire Hathaway Energy, 6.125%, 4/1/36	65	71
CMS Energy, VR, 3.75%, 12/1/50 (3)	130	120
Commonwealth Edison, 3.70%, 8/15/28	1,640	1,632
Commonwealth Edison, 4.00%, 3/1/48	60	49
Constellation Energy Generation, 5.60%, 6/15/42	640	647
Constellation Energy Generation, 5.80%, 3/1/33	320	341
Constellation Energy Generation, 6.25%, 10/1/39	120	131
Constellation Energy Generation, 6.50%, 10/1/53	50	55
DTE Energy, 2.85%, 10/1/26	800	791
DTE Energy, 5.10%, 3/1/29	450	461
Duke Energy Florida, 5.95%, 11/15/52	2,050	2,179
Duke Energy Indiana, 5.40%, 4/1/53	40	39
Entergy Arkansas, 5.45%, 6/1/34	240	251
Eversource Energy, 2.90%, 3/1/27	120	118
Eversource Energy, 3.375%, 3/1/32	120	111
Eversource Energy, 5.95%, 7/15/34	160	170
FirstEnergy Transmission, 5.00%, 1/15/35	75	75
Georgia Power, 4.95%, 5/17/33	100	102
Metropolitan Edison, 4.30%, 1/15/29 (1)	75	75
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	15	15

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
National Grid, 5.602%, 6/12/28	320	331
Nevada Power, 3.70%, 5/1/29	940	925
New York State Electric & Gas, 5.30%, 8/15/34 (1)	75	77
NextEra Energy Capital Holdings, 4.685%, 9/1/27	420	425
NextEra Energy Capital Holdings, VR, 5.65%, 5/1/79 (3)	240	242
Niagara Mohawk Power, 4.647%, 10/3/30 (1)	865	871
PacifiCorp, 2.90%, 6/15/52	90	55
PacifiCorp, 5.10%, 2/15/29	220	226
PacifiCorp, 5.75%, 4/1/37	240	250
PacifiCorp, 5.80%, 1/15/55	150	146
Southern, VR, 3.75%, 9/15/51 (3)	240	237
Southern, 4.40%, 7/1/46	300	257
Southern California Edison, 5.15%, 6/1/29	150	153
Southern Power, Series B, 4.90%, 10/1/35	850	841
Union Electric, 5.20%, 4/1/34	220	227
Xcel Energy, 4.00%, 6/15/28	90	90
Xcel Energy, 4.60%, 6/1/32	1,410	1,399
Xcel Energy, 5.45%, 8/15/33	120	124
		20,822
Natural Gas 0.1%
NiSource, 1.70%, 2/15/31	160	139
NiSource, 3.49%, 5/15/27	55	55
NiSource, 3.95%, 3/30/48	45	36
NiSource, 5.65%, 2/1/45	15	15
NiSource, VR, 6.375%, 3/31/55 (3)	220	227
NiSource, VR, 6.95%, 11/30/54 (3)	60	63
Southern California Gas, 2.95%, 4/15/27	220	217
Southern California Gas, 5.20%, 6/1/33	200	207
Southern California Gas, 5.75%, 6/1/53	210	212
Southern Co Gas Capital, 1.75%, 1/15/31	120	105
Southern Co Gas Capital, 4.95%, 9/15/34	730	733

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Southern Co Gas Capital, 5.15%, 9/15/32	100	103
		2,112
Total Utility		22,934
Total Corporate Bonds (Cost $382,051)		389,164
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.4%
Local Authorities 0.6%
Kentucky Power Cost Recovery, 5.296%, 9/1/45	2,415	2,477
Province of Alberta, 4.50%, 1/24/34	205	209
Province of British Columbia Canada, 4.20%, 7/6/33	98	98
Province of British Columbia Canada, 4.80%, 6/11/35	2,619	2,687
Province of Manitoba Canada, 4.30%, 7/27/33	250	249
Province of Ontario Canada, 3.70%, 9/17/29	2,600	2,590
		8,310
Owned No Guarantee 0.1%
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)	1,200	1,146
		1,146
Sovereign 0.7%
Chile Government International Bonds, 5.65%, 1/13/37	2,500	2,651
Eagle Funding Luxco, 5.50%, 8/17/30 (1)	2,060	2,092
Panama Government International Bond, 3.298%, 1/19/33	200	176
Peruvian Government International Bond, 5.375%, 2/8/35	1,000	1,026
Republic of Poland Government International Bond, 5.50%, 3/18/54	2,000	1,963
United Mexican States, 4.75%, 3/8/44	300	253
United Mexican States, 2.659%, 5/24/31	2,800	2,516
United Mexican States, 3.50%, 2/12/34	700	611
		11,288
Total Foreign Government Obligations & Municipalities (Cost $20,029)		20,744

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 1.4%
California 0.4%
Bay Area Toll Auth., Series S1, 6.918%, 4/1/40	1,000	1,150
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	50	41
California, 7.50%, 4/1/34	1,500	1,764
California, 7.60%, 11/1/40	1,200	1,484
California State Univ., 6.484%, 11/1/41	250	270
Regents of the University of California Medical Center Pooled Revenue, Series H, 6.548%, 5/15/48	600	651
Regents of the University of California Medical Center Pooled Revenue, Series F, 6.583%, 5/15/49	500	543
		5,903
District Of Columbia 0.0%
Metropolitan Washington Airports Auth., Dulles Toll Road, 7.462%, 10/1/46	225	271
		271
Georgia 0.2%
County of Fulton, 5.148%, 7/1/39	205	209
Municipal Electric Auth. of Georgia, Series A, 6.637%, 4/1/57	1,771	1,946
		2,155
Illinois 0.3%
Chicago O'Hare Int'l Airport, Third Lien, 6.395%, 1/1/40	250	281
Chicago Wastewater Transmission Revenue, Series B, 6.90%, 1/1/40 (5)	2,000	2,248
Cook County, GO, 6.36%, 11/15/33	25	27
Illinois Municipal Electric Agency, 6.832%, 2/1/35	1,070	1,133
		3,689

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Louisiana 0.0%
Louisiana Local Government Environmental Facilities & CDA, Series A, 4.475%, 8/1/39	60	58
		58
Maryland 0.0%
Maryland HHEFA, Series B, 4.815%, 7/1/43	40	38
		38
New York 0.0%
New York City Transitional Fin. Auth., Series I-2, 5.658%, 5/1/40	480	503
New York State Urban Dev. Sales Tax Revenue, Series B, 2.59%, 3/15/35	70	60
		563
Ohio 0.2%
American Municipal Power, Series B, 7.834%, 2/15/41	1,200	1,445
American Municipal Power, Series C, 6.053%, 2/15/43	1,500	1,573
		3,018
Tennessee 0.0%
Metropolitan Government of Nashville & Davidson County, Series B, 3.235%, 7/1/52	75	51
		51
Texas 0.3%
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41	75	62
Dallas / Fort Worth Int'l Airport, Series C, 2.843%, 11/1/46	65	48
Dallas / Fort Worth Int'l Airport, Series A, 4.507%, 11/1/51	750	667
Dallas / Fort Worth Int'l Airport, Series A, 5.045%, 11/1/47	250	245
Dallas Area Rapid Transit, 4.922%, 12/1/41	1,955	1,928
Grand Parkway Transportation, Series B, 3.236%, 10/1/52	2,500	1,788
Texas Natural Gas Securitization Fin., Consumer Rate Relief Bonds, 5.169%, 4/1/41	30	31

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Texas Private Activity Bond Surface Transportation, Series B, 3.922%, 12/31/49	30	24
		4,793
Virginia 0.0%
Univ. of Virginia, Series B, 2.584%, 11/1/51	75	48
		48
Wisconsin 0.0%
PFA, Series B, 3.405%, 7/1/51	70	50
		50
Total Municipal Securities (Cost $20,551)		20,637
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 5.0%
Collateralized Mortgage Obligations 2.3%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	8	8
Angel Oak Mortgage Trust, Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1)	56	48
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	253	252
Angel Oak Mortgage Trust, Series 2025-3, Class A1, CMO, ARM, 5.42%, 3/25/70 (1)	602	605
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1)	42	38
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A20, CMO, ARM, 2.50%, 11/25/51 (1)	97	81
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	29	27
COLT Mortgage Loan Trust, Series 2022-3, Class A1, CMO, ARM, 3.901%, 2/25/67 (1)	67	66
COLT Mortgage Loan Trust, Series 2025-4, Class A1, CMO, ARM, 5.794%, 4/25/70 (1)	203	205
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO, ARM, 5.48%, 8/25/70 (1)	1,511	1,525
COLT Mortgage Loan Trust, Series 2025-INV2, Class A1, CMO, ARM, 5.601%, 2/25/70 (1)	205	207

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
EFMT, Series 2025-INV1, Class A1, CMO, ARM, 5.626%, 3/25/70 (1)	136	137
EFMT, Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1)	305	305
Ellington Financial Mortgage Trust, Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1)	19	18
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	100	71
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, FRN, CMO, ARM, SOFR30A + 0.85%, 5.707%, 11/25/41 (1)	10	10
Freddie Mac STACR REMIC Trust, Series 2024-HQA2, Class A1, FRN, CMO, ARM, SOFR30A + 1.25%, 5.433%, 8/25/44 (1)	946	951
Freddie Mac STACR REMIC Trust, Series 2025-DNA3, Class M1, FRN, CMO, ARM, SOFR30A + 1.10%, 5.283%, 9/25/45 (1)	1,737	1,738
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class A1, FRN, CMO, ARM, SOFR30A + 0.95%, 5.133%, 2/25/45 (1)	133	133
GCAT, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	56	47
GCAT Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.529%, 6/25/70 (1)	2,079	2,097
GS Mortgage-Backed Securities Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.137%, 11/25/65 (1)	1,224	1,224
HOMES Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.22%, 8/25/70 (1)	2,157	2,163
JP Morgan Mortgage Trust, Series 2019-HYB1, Class B4, CMO, ARM, 4.991%, 10/25/49 (1)	848	851
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	185	186
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1)	1,118	1,122
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1)	3,295	3,316
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1)	275	277

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1)	260	261
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (1)	79	68
New Residential Mortgage Loan Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.53%, 5/25/65 (1)	901	910
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1)	2,488	2,502
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.402%, 4/25/60 (1)	418	420
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM, 5.143%, 7/27/65 (1)	1,191	1,195
OBX Trust, Series 2025-NQM15, Class A1F, FRN, CMO, ARM, SOFR30A + 1.15%, 5.333%, 7/27/65 (1)	630	630
OBX Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.603%, 3/25/65 (1)	2,314	2,333
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, ARM, 5.522%, 8/10/42 (1)	2,090	2,125
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO, ARM, 4.427%, 11/25/63 (1)	992	999
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO, ARM, 4.86%, 12/25/64 (1)	3,764	3,784
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	59	59
Verus Securitization Trust, Series 2025-2, Class A1, CMO, ARM, 5.307%, 3/25/70 (1)	566	569
Verus Securitization Trust, Series 2025-3, Class A1, CMO, ARM, 5.623%, 5/25/70 (1)	399	403
Verus Securitization Trust, Series 2025-7, Class A1F, FRN, CMO, ARM, SOFR30A + 1.20%, 5.383%, 8/25/70 (1)	1,622	1,623
		35,589
Commercial Mortgage-Backed Securities 2.7%
Bank, Series 2019-BN17, Class A4, ARM, 3.714%, 4/15/52	385	377
Bank, Series 2024-BNK47, Class A5, ARM, 5.716%, 6/15/57	2,095	2,233
Bank5, Series 2024-5YR10, Class A3, ARM, 5.302%, 10/15/57	500	515

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bank5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57	1,320	1,390
Bank5, Series 2024-5YR8, Class A3, ARM, 5.884%, 8/15/57	10	11
Bank5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57	2,010	2,110
Bank5, Series 2025-5YR14, Class A3, ARM, 5.646%, 4/15/58	2,495	2,612
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, ARM, 6.014%, 7/15/57	25	26
BBCMS Mortgage Trust, Series 2025-C35, Class A5, ARM, 5.586%, 7/15/58	2,285	2,413
Benchmark Mortgage Trust, Series 2019-B12, Class A5, ARM, 3.116%, 8/15/52	555	530
Benchmark Mortgage Trust, Series 2019-B13, Class A4, ARM, 2.952%, 8/15/57	2,735	2,584
Benchmark Mortgage Trust, Series 2022-B36, Class A5, ARM, 4.47%, 7/15/55	2,255	2,211
Benchmark Mortgage Trust, Series 2023-B39, Class A5, ARM, 5.754%, 7/15/56	810	861
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM, 6.417%, 1/10/57	695	724
Benchmark Mortgage Trust, Series 2024-V8, Class AM, ARM, 6.628%, 7/15/57	55	58
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM, 6.189%, 7/15/57	386	408
Benchmark Mortgage Trust, Series 2025-B41, Class A5, ARM, 5.407%, 7/15/68	540	564
Benchmark Mortgage Trust, Series 2025-V13, Class A4, ARM, 5.815%, 2/15/58	3,721	3,908
Benchmark Mortgage Trust, Series 2025-V16, Class A3, ARM, 5.439%, 8/15/58	400	416
Big Trust, Series 2022-BIG, Class A, ARM, FRN, 1M TSFR + 1.34%, 6.146%, 2/15/39 (1)	81	80
BMO Mortgage Trust, Series 2024-5C5, Class AS, ARM, 6.364%, 2/15/57	490	515
BMO Mortgage Trust, Series 2025-C12, Class A5, ARM, 5.871%, 6/15/58	920	989

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, ARM, FRN, 1M TSFR + 1.29%, 5.325%, 12/15/39 (1)	84	84
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, ARM, FRN, 1M TSFR + 1.32%, 5.356%, 1/15/42 (1)	190	190
BX Trust, Series 2023-LIFE, Class B, ARM, 5.391%, 2/15/28 (1)	100	98
BX Trust, Series 2025-ROIC, Class A, ARM, FRN, 1M TSFR + 1.14%, 5.176%, 3/15/30 (1)	732	731
CENT CITY, Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1)	2,810	2,846
Extended Stay America Trust, Series 2025-ESH, Class A, ARM, FRN, 1M TSFR + 1.30%, 5.45%, 10/15/42 (1)	475	476
Five Mortgage Trust, Series 2023-V1, Class A3, ARM, 5.668%, 2/10/56	50	51
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, ARM, 5.467%, 1/13/40 (1)	745	771
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class B, ARM, 5.758%, 1/13/40 (1)	1,340	1,385
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, ARM, 2.854%, 9/6/38 (1)	968	952
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, ARM, 3.377%, 1/5/39 (1)	100	89
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, ARM, 4.754%, 10/15/42 (1)	1,480	1,478
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, ARM, FRN, 1M TSFR + 1.22%, 6.019%, 4/15/38 (1)	80	80
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-C35, Class A5, ARM, 5.633%, 8/15/58	1,215	1,292
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, ARM, 6.014%, 12/15/56	1,080	1,169
TX Trust, Series 2024-HOU, Class A, ARM, FRN, 1M TSFR + 1.59%, 5.624%, 6/15/39 (1)	100	100
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 5.937%, 3/15/40 (1)	200	200
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, ARM, 3.146%, 12/15/52	600	571

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wells Fargo Commercial Mortgage Trust, Series 2025-5C6, Class A3, ARM, 5.186%, 10/15/58	2,955	3,041
		41,139
Total Non-U.S. Government Mortgage-Backed Securities (Cost $76,150)		76,728
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 25.4%
U.S. Government Agency Obligations 19.6%
Federal Home Loan Mortgage
1.50%, 2/1/36 - 4/1/41	423	377
2.00%, 8/1/36 - 4/1/52	10,190	8,353
ARM, 2.347%, 11/25/31	390	353
2.50%, 3/1/42 - 5/1/52	23,885	20,526
3.00%, 9/1/32 - 6/1/52	21,025	18,939
3.50%, 10/1/47 - 6/1/52	5,002	4,652
3.71%, 9/25/32	165	160
4.00%, 11/1/37 - 11/1/52	9,311	8,966
ARM, 4.25%, 4/25/33	3,500	3,504
4.40%, 10/25/30	730	740
ARM, 4.421%, 5/25/30	3,115	3,162
4.43%, 2/25/33	125	126
4.50%, 11/1/52 - 10/1/53	1,519	1,486
5.00%, 11/25/28 - 12/1/54	9,160	9,236
ARM, 5.355%, 1/25/29	3,000	3,118
5.50%, 8/1/53 - 4/1/55	13,651	13,878
6.00%, 2/1/53 - 3/1/55	16,487	16,961
6.50%, 5/1/54 - 10/1/54	5,415	5,626
7.00%, 6/1/54	160	168
Federal National Mortgage Assn.
1.50%, 10/1/36 - 1/1/42	2,745	2,460
2.00%, 9/1/36 - 3/1/52	74,950	62,536
2.50%, 7/1/30 - 5/1/52	30,692	26,658
3.00%, 1/1/35 - 8/1/52	6,321	5,859

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
3.50%, 1/1/33 - 8/1/53	15,865	14,768
4.00%, 11/1/39 - 6/1/53	8,308	7,952
4.50%, 4/1/41 - 1/1/55	10,929	10,704
5.00%, 11/1/44 - 1/1/55	8,853	8,854
5.50%, 5/1/44 - 10/1/55	11,929	12,102
6.00%, 12/1/52 - 8/1/55	9,911	10,185
6.50%, 1/1/53 - 7/1/55	7,062	7,338
UMBS, TBA (6)
4.00%, 11/13/55	770	731
4.50%, 11/13/55	3,615	3,523
5.00%, 11/13/55	4,790	4,766
5.50%, 11/15/54	1,055	1,066
		299,833
U.S. Government Obligations 5.8%
Government National Mortgage Assn.
1.50%, 5/20/37	35	31
2.00%, 1/20/51 - 3/20/52	15,251	12,690
2.50%, 8/20/50 - 3/20/52	17,243	14,933
3.00%, 6/20/45 - 4/20/52	10,366	9,325
3.50%, 6/20/46 - 7/20/52	8,785	8,192
4.00%, 10/20/40 - 11/20/52	3,970	3,789
4.50%, 10/20/47 - 2/20/53	8,368	8,216
5.00%, 8/20/47 - 12/20/54	6,599	6,608
5.50%, 9/20/54	2,282	2,304
6.00%, 9/20/52 - 12/20/52	2,933	3,009
Government National Mortgage Assn., TBA (6)
4.00%, 11/20/55	3,810	3,603
4.50%, 11/20/55	2,990	2,918
5.00%, 11/15/54	3,415	3,404
5.50%, 11/20/55	8,985	9,059

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
6.00%, 11/15/54	1,215	1,237
		89,318
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $384,491)		389,151
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 34.5%
U.S. Treasury Obligations 34.5%
U.S. Treasury Bonds, 1.75%, 8/15/41	1,710	1,171
U.S. Treasury Bonds, 2.00%, 8/15/51	1,665	987
U.S. Treasury Bonds, 2.25%, 2/15/52	350	219
U.S. Treasury Bonds, 3.125%, 11/15/41	2,800	2,349
U.S. Treasury Bonds, 3.375%, 8/15/42	115	99
U.S. Treasury Bonds, 3.625%, 2/15/53	205	171
U.S. Treasury Bonds, 3.625%, 5/15/53	3,180	2,652
U.S. Treasury Bonds, 3.875%, 2/15/43	140	128
U.S. Treasury Bonds, 3.875%, 5/15/43	2,355	2,151
U.S. Treasury Bonds, 4.125%, 8/15/44	735	688
U.S. Treasury Bonds, 4.25%, 8/15/54	190	177
U.S. Treasury Bonds, 4.25%, 2/15/54	350	326
U.S. Treasury Bonds, 4.50%, 11/15/54	54,335	52,841
U.S. Treasury Bonds, 4.625%, 5/15/44	210	210
U.S. Treasury Bonds, 4.625%, 2/15/55	11,625	11,539
U.S. Treasury Bonds, 4.625%, 11/15/44 (7)	58,860	58,784
U.S. Treasury Bonds, 4.75%, 5/15/55	10,700	10,840
U.S. Treasury Bonds, 4.75%, 2/15/45	23,100	23,426
U.S. Treasury Bonds, 5.00%, 5/15/45	18,505	19,367
U.S. Treasury Notes, 1.25%, 8/15/31	590	513
U.S. Treasury Notes, 3.375%, 5/15/33	565	545
U.S. Treasury Notes, 3.50%, 2/15/33	200	195
U.S. Treasury Notes, 3.50%, 9/30/29	1,300	1,293
U.S. Treasury Notes, 3.625%, 8/31/29	570	569
U.S. Treasury Notes, 3.625%, 5/31/28	800	801

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.625%, 8/15/28	2,500	2,502
U.S. Treasury Notes, 3.625%, 8/31/30	7,900	7,873
U.S. Treasury Notes, 3.625%, 8/31/27	9,500	9,502
U.S. Treasury Notes, 3.75%, 12/31/28	195	196
U.S. Treasury Notes, 3.875%, 8/15/34	230	227
U.S. Treasury Notes, 3.875%, 7/31/30	1,600	1,612
U.S. Treasury Notes, 3.875%, 6/30/30	5,700	5,743
U.S. Treasury Notes, 3.875%, 4/30/30	11,800	11,892
U.S. Treasury Notes, 3.875%, 3/15/28	68,100	68,547
U.S. Treasury Notes, 4.00%, 2/29/28	1,130	1,140
U.S. Treasury Notes, 4.00%, 5/31/30	15,400	15,602
U.S. Treasury Notes, 4.00%, 3/31/30	37,700	38,180
U.S. Treasury Notes, 4.00%, 2/28/30	46,755	47,354
U.S. Treasury Notes, 4.125%, 11/30/29	1,950	1,983
U.S. Treasury Notes, 4.25%, 2/28/29	1,345	1,371
U.S. Treasury Notes, 4.25%, 5/15/35	9,900	10,034
U.S. Treasury Notes, 4.25%, 2/15/28	24,245	24,587
U.S. Treasury Notes, 4.25%, 11/15/34	26,070	26,467
U.S. Treasury Notes, 4.25%, 1/31/30	51,105	52,243
U.S. Treasury Notes, 4.375%, 12/31/29	250	257
U.S. Treasury Notes, 4.625%, 2/15/35	8,740	9,118
U.S. Treasury Notes, 4.75%, 11/15/53	265	268
		528,739
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $525,123)		528,739
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 4.12% (8)(9)	49,126	49,126
Total Short-Term Investments (Cost $49,126)		49,126

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.6%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.12% (8)(9)	8,970	8,970
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		8,970
Total Securities Lending Collateral (Cost $8,970)		8,970
Total Investments in Securities 102.4% of Net Assets (Cost $1,550,223)		$1,567,401

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $139,566 and represents 9.1% of net assets.
(2)	When-issued security.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4)	See Note 4. All or a portion of this security is on loan at October 31, 2025.
(5)	Insured by Build America Mutual Assurance Company
(6)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $30,307 and represents 2.0% of net assets.
(7)	At October 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8)	Seven-day yield
(9)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)

T. ROWE PRICE QM U.S. BOND ETF

ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA	Community Development Administration/Authority
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
PFA	Public Finance Authority/Agency
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. BOND ETF

(Amounts in 000s)
SWAPS 0.1%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S44 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 6/20/30	50,200	1,161	944	217
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S45 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30	19,250	447	429	18
Total Centrally Cleared Credit Default Swaps, Protection Sold				235
Net payments (receipts) of variation margin to date				$(255)
Variation margin receivable (payable) on centrally cleared swaps				$(20)

T. ROWE PRICE QM U.S. BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 6 Ultra U.S. Treasury Bond contracts	12/25	(703)	$(25)
Long, 58 Ultra U.S. Treasury Notes ten year contracts	12/25	6,660	38
Long, 519 U.S. Treasury Notes five year contracts	12/25	56,748	(67)
Net payments (receipts) of variation margin to date			53
Variation margin receivable (payable) on open futures contracts			$(1)

T. ROWE PRICE QM U.S. BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$1,357++
Totals	$—#	$—	$1,357+

Supplementary Investment Schedule
Affiliate	Value 10/31/24	Purchase Cost	Sales Cost	Value 10/31/25
T. Rowe Price Government Reserve Fund	$3,873	¤	¤	$58,096
	Total			$58,096^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $1,357 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $58,096.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

October 31, 2025
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,550,223)	$1,567,401
Interest and dividends receivable	13,401
Receivable for investment securities sold	8,026
Other assets	2
Total assets	1,588,830
Liabilities
Payable for investment securities purchased	49,035
Obligation to return securities lending collateral	8,970
Investment management and administrative fees payable	101
Variation margin payable on centrally cleared swaps	20
Variation margin payable on futures contracts	1
Total liabilities	58,127
NET ASSETS	$1,530,703
Net Assets Consists of:
Total distributable earnings (loss)	$16,137
Paid-in capital applicable to 35,500,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	1,514,566
NET ASSETS	$1,530,703
NET ASSET VALUE PER SHARE	$43.12
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

    STATEMENT OF OPERATIONS

($000s)
Year Ended
10/31/25
Investment Income (Loss)
Income
Interest	$39,901
Dividend	1,357
Securities lending	14
Total income	41,272
Investment management and administrative expense	707
Net investment income	40,565
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	1,653
Futures	(165)
Swaps	171
Net realized gain	1,659
Change in net unrealized gain / loss
Securities	21,208
Futures	79
Swaps	231
TBA Sales Commitments	(8)
Change in unrealized gain / loss	21,510
Net realized and unrealized gain / loss	23,169
INCREASE IN NET ASSETS FROM OPERATIONS	$63,734
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	Year Ended
	10/31/25	10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$40,565	$4,011
Net realized gain (loss)	1,659	(564)
Change in net unrealized gain / loss	21,510	6,876
Increase in net assets from operations	63,734	10,323
Distributions to shareholders
Net earnings	(40,789)	(4,014)
Capital share transactions*
Shares sold	1,464,911	5,348
Shares redeemed	(53,590)	(19,039)
Increase (decrease) in net assets from capital share transactions	1,411,321	(13,691)
Net Assets
Increase (decrease) during period	1,434,266	(7,382)
Beginning of period	96,437	103,819
End of period	$1,530,703	$96,437
*Share information (000s)
Shares sold	34,475	125
Shares redeemed	(1,250)	(450)
Increase (decrease) in shares outstanding	33,225	(325)
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM U.S. Bond ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a total return that exceeds the performance of the U.S. investment-grade bond market.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE QM U.S. BOND ETF

Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE QM U.S. BOND ETF

NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE QM U.S. BOND ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE QM U.S. BOND ETF

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	1,509,305	$—	1,509,305
Short-Term Investments	49,126	—	—	49,126
Securities Lending Collateral	8,970	—	—	8,970
Total	58,096	1,509,305	—	1,567,401
Swaps*	—	235	—	235
Futures Contracts*	38	—	—	38
Total	$58,134	$1,509,540	$—	$1,567,674
Liabilities
Futures Contracts*	$92	$—	$—	$92

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the year ended October 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long

T. ROWE PRICE QM U.S. BOND ETF

and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of October 31, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Futures	$38
Credit derivatives	Centrally Cleared Swaps	235
Total		$273
Liabilities
Interest rate derivatives	Futures	$92

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE QM U.S. BOND ETF

($000s) Location of Gain (Loss) on Statement of Operations
	Futures	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$(165)	$—	$(165)
Credit derivatives	—	171	171
Total	$(165)	$171	$6
Change in Unrealized Gain (Loss)
Interest rate derivatives	$79	$—	$79
Credit derivatives	—	231	231
Total	$79	$231	$310
Counterparty Risk and Collateral
The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of October 31, 2025, securities valued at $2,534,000 has been posted by the fund for exchange-traded and /or centrally cleared derivatives.
Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield

T. ROWE PRICE QM U.S. BOND ETF

curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended October 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 13% of net assets.
Swaps
The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on

T. ROWE PRICE QM U.S. BOND ETF

contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of October 31, 2025, the notional amount of protection sold by the fund totaled $69,450,000 (4.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended October 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 5% of net assets.

T. ROWE PRICE QM U.S. BOND ETF

NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations
The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or

T. ROWE PRICE QM U.S. BOND ETF

delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of October 31, 2025, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Dollar Rolls
The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
When-Issued Securities
The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to

T. ROWE PRICE QM U.S. BOND ETF

settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2025, the value of loaned securities was $8,764,000; the value of cash collateral and related investments was $8,970,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $591,971,000 and $54,722,000, respectively, for the year ended October 31, 2025. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $1,066,222,000 and $242,365,000, respectively, for the year ended October 31, 2025.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income

T. ROWE PRICE QM U.S. BOND ETF

and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
	October 31,	October 31,
	2025	2024
Ordinary income (including short-term capital gains, if any)	$40,789	$4,014
At October 31, 2025, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$1,552,146
Unrealized appreciation	$20,617
Unrealized depreciation	(3,754)
Net unrealized appreciation (depreciation)	$16,863
At October 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:

T. ROWE PRICE QM U.S. BOND ETF

($000s)
Undistributed ordinary income	$154
Net unrealized appreciation (depreciation)	16,863
Loss carryforwards and deferrals	(880)
Total distributable earnings (loss)	$16,137
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended October 31, 2025, the fund utilized $1,909,000 of capital loss carryforwards. Further, a portion of the fund’s available capital loss carryforwards are subject to certain limitations on amount or timing of use related to an ownership change.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.08% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment

T. ROWE PRICE QM U.S. BOND ETF

options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of October 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,681,020 shares of the fund, representing 5% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE QM U.S. BOND ETF

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE QM U.S. BOND ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price QM U.S. Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price QM U.S. Bond ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the years ended October 31, 2025, 2024, 2023 and 2022, and for the period September 28, 2021 (inception) through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the years ended October 31, 2025, 2024, 2023 and 2022, and for the period September 28, 2021 (inception) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE QM U.S. BOND ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE QM U.S. BOND ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
For nonresident alien shareholders, $36,416,000 of income dividends are interest-related dividends.
For shareholders subject to interest expense deduction limitation under Section 163(j), $38,866,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
Liquidity Risk Management Program
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the

T. ROWE PRICE QM U.S. BOND ETF

Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF989-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025